Fees Summary	Apr. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 42,307,929.2
Total Fee Amount	5,842.73
Total Offset Amount	0	[1]
Net Fee	$ 5,842.73

[1]	The Registrant does not have any fee offsets.